Reporting Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2024
Geographic Information [Abstract]
Schedule of Significant Expenses

The following table presents information about the significant expenses regularly provided to the Company’s CODM and included in the reported measure of segment loss for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024

Significant and other segment expenses:
Salaries and related benefits, including SBC, net	$17,843	$19,178	$21,865
Clinical trials, subcontractors and materials, net	5,536	7,784	6,198
Professional, legal and marketing expenses	5,935	4,412	3,149
Other segment items [1]	2,822	4,306	4,830
Financial expenses (income), net	1,606	(6,539)	(4,298)
Tax on income	20	16	6

Segment net loss	$33,762	$29,157	$31,750

[1]	Other segment items included in segment net loss primarily includes rent and related, depreciation and travel expenses.

Schedule of Property And Equipment, Net and Operating Lease Right-Of-Use Assets

The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2023	2024

Domestic (Israel)	$17,646	$16,357
United States	3,029	4,756
Japan	486	430

Total property and equipment, net and right-of-use assets	$21,161	$21,543